Expense Example - PIMCO Global Core Asset Allocation Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	I-2 1 Year	I-2 3 Years	I-2 5 Years	I-2 10 Years	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	99	343	607	1,360	109	374	660	1,475	687	1,007	1,349	2,312	320	712	1,231	2,654